Income Taxes - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Disclosure [Line Items]
Undistributed earnings of foreign subsidiaries	$ 36,900,000
Federal statutory interest rate	35.00%	35.00%	35.00%
Utilization limitation of federal and state tax credit carryforwards	1,200,000
Gross unrecognized tax benefits	9,898,000	4,439,000	966,000	0
Increase in unrecognized tax benefits	5,500,000
Unrecognized tax benefits (net of federal benefit), reduction of future income tax provision	9,400,000
Accrual for unrecognized tax benefits and interest	0
Domestic Tax Authority [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	400,000
State and Local Jurisdiction [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 200,000